Warrants liability (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Warrants liability
Summary of warrant liabilities activity

Warrants liability

Balance at June 30, 2014	$16,290,341
Granted
Class A and B warrants	—
WFEC warrants	—
Cancelled, forfeited or expired	—
Change in fair value
Class A and B warrants	(948,250)
WFEC warrants	(69,756)
Balance at September 30, 2014	$15,272,335

Warrants liability
Balance at June 30, 2013	$—
Granted
Class A and B warrants	33,411,033
Change in fair value
Class A and B warrants	(18,102,734)
WFEC warrants	982,042
Balance at June 30,2014	$16,290,341